UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

(formerly Scudder RREEF Real Estate Fund II, Inc.)

	Shares	Value ($)

Common Stocks 117.7%
Apartments 13.8%
American Campus Communities, Inc. (REIT) (a)	540,102	13,994,044
Apartment Investment & Management Co. "A" (REIT)	1,288,859	60,447,487
BRE Properties, Inc. "A" (REIT)	229,900	12,874,400
GMH Communities Trust (REIT)	591,800	6,888,552
Home Properties, Inc. (REIT)	321,700	16,438,870

		110,643,353
Diversified 1.8%
iStar Financial, Inc. (REIT)	381,700	14,611,476

Health Care 8.4%
LTC Properties, Inc. (REIT)	248,300	5,775,458
National Health Investors, Inc. (REIT)	287,600	7,305,040
National Health Realty, Inc. (REIT)	140,700	2,802,744
Senior Housing Properties Trust (REIT)	1,386,900	25,102,890
Ventas, Inc. (REIT)	810,200	26,882,436

		67,868,568
Hotels 14.9%
Canyon Ranch Holdings LLC (REIT) (Units)	864,000	22,686,798
DiamondRock Hospitality Co. (REIT)	921,900	12,731,439
Eagle Hospitality Properties Trust, Inc. (REIT) (a)	670,500	6,758,640
Hersha Hospitality Trust (REIT) (a)	2,457,300	24,056,967
Hospitality Properties Trust (REIT)	431,700	18,852,339
Strategic Hotels & Resorts, Inc. (REIT) (a)	1,020,600	23,759,568
Winston Hotels, Inc. (REIT)	965,600	10,978,872

		119,824,623
Industrial 13.2%
First Industrial Realty Trust, Inc. (REIT)	1,119,500	47,791,455
Liberty Property Trust (REIT)	1,234,500	58,219,020

		106,010,475
Office 32.0%
American Financial Realty Trust (REIT)	2,038,100	23,743,865
Digital Realty Trust, Inc. (REIT)	791,000	22,282,470
Duke Realty Corp. (REIT)	741,100	28,124,745
Equity Office Properties Trust (REIT)	707,100	23,744,418
Glenborough Realty Trust, Inc. (REIT)	1,403,808	30,532,824
Highwoods Properties, Inc. (REIT)	754,800	25,459,404
HRPT Properties Trust (REIT)	4,221,700	49,562,758
Lexington Corporate Properties Trust (REIT) (a)	1,775,700	37,023,345
Mack-Cali Realty Corp. (REIT)	343,482	16,487,136

		256,960,965
Other 2.1%
Crystal River Capital, Inc. 144A	332,500	8,202,442
Deerfield Triarc Capital Corp. (REIT)	662,500	8,937,125

		17,139,567

Regional Malls 17.8%
Feldman Mall Properties, Inc. (REIT) (a)	837,400	10,258,150
Glimcher Realty Trust (REIT) (a)	2,062,753	58,582,185
Pennsylvania Real Estate Investment Trust (REIT)	656,839	28,900,916
Simon Property Group, Inc. (REIT)	533,800	44,913,932

		142,655,183
Shopping Centers 6.7%
Heritage Property Investment Trust (REIT) (a)	789,500	31,256,305
Ramco-Gershenson Properties Trust (REIT) (a)	754,800	22,847,796

		54,104,101
Specialty Services 1.8%
Entertainment Properties Trust (REIT)	265,400	11,141,492
One Liberty Properties, Inc. (REIT)	150,000	2,974,500

		14,115,992
Storage 5.2%
Extra Space Storage, Inc. (REIT) (a)	2,416,203	41,534,530

Total Common Stocks (Cost $757,923,991)		945,468,833
Preferred Stocks 20.6%
Apartments 1.8%
Apartment Investment & Management Co., 8.0%, Series T (REIT)	136,200	3,439,050
Associated Estates Realty Corp., 8.70%, Series II (REIT)	429,000	10,939,500
		14,378,550
Health Care 0.6%
LTC Properties, Inc., 8.0%, Series F (REIT)	200,000	5,033,000
Hotels 7.5%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A (REIT)	348,200	8,857,337
Equity Inns, Inc., 8.0%, Series C (REIT)	380,000	9,614,000
FelCor Lodging Trust, Inc., 8.0%, Series C (REIT)	75,000	1,876,500
Host Marriott Corp., 8.875%, Series E (REIT)	204,400	5,422,732
LaSalle Hotel Properties, 8.375%, Series B (REIT)	270,000	6,876,900
Strategic Hotels & Resorts, Inc., 8.25%, Series B (REIT)	115,400	2,946,312
Strategic Hotels & Resorts, Inc., 8.5%, 144A (REIT)	332,500	8,499,531
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)	633,500	16,352,219
		60,445,531
Manufactured Homes 0.2%
American Land Lease, Inc., Series A, 7.75% (REIT)	59,300	1,464,710
Office 3.6%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)	356,700	9,207,319
SL Green Realty Corp., 7.58%, Series C (REIT)	775,000	19,344,000
		28,551,319
Regional Malls 1.1%
Taubman Centers, Inc., 8.0%, Series G (REIT)	329,253	8,435,462
Shopping Centers 5.8%
Cedar Shopping Centers, Inc., 8.875% (REIT)	300,000	8,044,500
The Mills Corp., 8.75%, Series E (REIT)	1,720,000	38,786,000

		46,830,500

Total Preferred Stocks (Cost $168,189,848)		165,139,072
Other 1.5%
Innkeepers USA Trust (REIT) (Limited Partnership) (b) (Cost $9,299,494)	696,309	11,941,699

Cash Equivalents 1.3%
Cash Management QP Trust, 4.64% (c) (Cost $10,442,125)	10,442,125	10,442,125
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 945,855,458)	141.1	1,132,991,729
Other Assets and Liabilities, Net	2.5	19,858,226
Preferred Stock, at Redemption Value	(43.6)	(350,000,000)

Net Assets	100.0	802,849,955

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)

Affiliated Issuer. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended March 31, 2006, with companies which are or were affiliates is as follows:

Affiliate	Common Shares	Purchase Cost ($)	Sales (Cost) ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Value at March, 31, 2006 ($)
American Campus Communities, Inc. (REIT)	540,102	-	-	-	182,284	13,994,044
Eagle Hospitality Properties Trust, Inc. (REIT)	670,500	-	-	-	117,338	6,758,640
Extra Space Storage, Inc. (REIT)	2,416,203	-	-	-	549,686	41,534,530
Feldman Mall Properties, Inc. (REIT)	837,400	-	-	-	190,509	10,258,150
Glimcher Realty Trust (REIT)	2,062,753	-	-	-	991,772	58,582,185
Heritage Property Investment Trust (REIT)	789,500	-	-	-	414,487	31,256,305
Hersha Hospitality Trust (REIT)	2,457,300	-	-	-	442,314	24,056,967
Lexington Corporate Properties Trust (REIT)	1,775,700	-	-	-	648,131	37,023,345
Ramco-Gershenson Properties Trust (REIT)	754,800	-	-	-	330,225	22,847,796
Strategic Hotel Capital, Inc. (REIT)	1.020,600	-	-	-	224,532	23,759,568
		-	-	-	4,091,278	270,071,530

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Acquisition			As a % of
Restricted Security	Dates	Costs ($)	Value ($)	Net Assets
InnKeepers USA Trust	November 2002-
(REIT) (Limited Partnership)	March 2005	9,299,494	11,941,699	1.5

(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At March 31, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

11/26/2003 11/26/2006	87,500,000†	Fixed —2.805%	USD— Floating LIBOR BBA	1,360,896
1/14/2004 1/14/2008	87,500,000††	Fixed —2.992%	USD— Floating LIBOR BBA	3,380,274
11/26/2003 11/26/2008	87,500,000†	Fixed — 3.589%	USD— Floating LIBOR BBA	3,532,051
11/26/2003 11/26/2010	87,500,000†††	Fixed — 4.064%	USD— Floating LIBOR BBA	4,188,870

Total net unrealized appreciation				12,462,091

Counterparties:

† Bank of America

†† UBS AG

††† Goldman Sachs & Co.

LIBOR: Represents the London InterBank Offered Rate.

BBA: British Banker’s Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006